Significant accounting policies - New Accounting Pronouncements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Impact of new accounting pronouncements
Deferred tax assets decrease			$ 1,250	$ 1,118
Deferred tax liabilities decrease			(1,099)	(918)
Net reduction in deferred tax assets			151	200
Reduction in retained earnings			$ 19,594	19,925
Accounting Standards Update 2014-09 | Scenario Forecast Adjustment
Impact of new accounting pronouncements
Cumulative increase to total assets and total liabilities		$ 200
Cumulative decrease to inventory		(200)
Accounting Standards Update 2015-17
Impact of new accounting pronouncements
Deferred tax assets decrease				(297)
Deferred tax liabilities decrease				$ (297)
Accounting Standards Update 2016-16
Impact of new accounting pronouncements
Reduction in retained earnings		(215)
Accounting Standards Update 2016-16 | Scenario Forecast Adjustment
Impact of new accounting pronouncements
Net reduction in deferred tax assets		$ (215)
Accounting Standards Update 2017-07 | Scenario Forecast Adjustment
Impact of new accounting pronouncements
Reclassify expenses	$ 100
Accounting Standards Update 2017-07 | Proforma Adjustment
Impact of new accounting pronouncements
Reclassify income	42
Reclassify expenses	$ 38